Balance Sheet	Dec. 31, 2021 USD ($)
Current assets:
Cash	$ 154,942
Prepaid expenses	321,590
Total current assets	476,532
Cash held in Trust Account	57,340,207
Total assets	57,816,739
Current liabilities:
Accounts payable and accrued expenses	687,531
Warrant liability	170,867
Total current liabilities	858,398
Deferred underwriting commissions	1,500,000
Total liabilities	2,358,398
Commitments and Contingencies (Note5)
Common stock subject to possible redemption, par value $0.0001, 100,000,000 shares authorized; 5,733,920 shares outstanding	52,323,289
Stockholders’ equity:
Preferred stock, par value $0.0001, 1,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.0001, 100,000,000 shares authorized; 1,728,078 shares issued and outstanding	173
Additional paid-in capital	4,262,491
Accumulated deficit	(1,127,612)
Total stockholders’ equity	3,135,052
Total liabilities, redeemable common stock and stockholders’ equity	$ 57,816,739